Consolidated Statements Of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock and Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss), Net of Tax	Retained Earnings	Noncontrolling Interests
Balance at Dec. 31, 2010		$ 8,647	$ (2,222)	$ 4,460	$ 102
Balance (in shares) at Dec. 31, 2010		337,200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	1,152			1,158	(6)
Net unrealized gain (loss) on securities, net of tax of $1, $1, and $(1)	(2)		(2)
Foreign currency translation adjustment, net of tax of $(7), $(4), and $(8)	19		19
Amortization of retirement benefit adjustments, net of tax of $40, $99, and $73	132		132
Mid-year remeasurement of retirement benefit adjustments and other amendment, net of tax of $-, $52, and $9	(77)		(77)
Year-end and other retirement adjustments, net of tax of $571, $(419), and $(332)	(723)		(723)
Issuance of common stock and stock options exercised (in shares)	4,475,000	9,400,000
Issuance of common stock and stock options exercised		152
Share repurchase program (in shares)		(26,600,000)
Share repurchase program		(1,110)
Excess tax benefit from share-based compensation		42
Share-based compensation expense		181
Net gain (loss) on derivative hedging instruments, net of tax of $1, $(1), and $-	(3)		(3)
Distributions of Motorola Mobility	(3,425)	(836)		(4,460)
Dividends paid to non-controlling interest on subsidiary common stock					(8)
Sale of non-controlling interest in subsidiary common stock					(27)
Purchase of noncontrolling interest in subsidiary					(1)
Reclassification of share-based awards from liability to equity		(2)
Dividends declared				(142)
Balance at Dec. 31, 2011		7,074	(2,876)	1,016	60
Balance (in shares) at Dec. 31, 2011		320,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	881			881	0
Net unrealized gain (loss) on securities, net of tax of $1, $1, and $(1)	1		1
Foreign currency translation adjustment, net of tax of $(7), $(4), and $(8)	14		14
Amortization of retirement benefit adjustments, net of tax of $40, $99, and $73	177		177
Mid-year remeasurement of retirement benefit adjustments and other amendment, net of tax of $-, $52, and $9	87		87
Year-end and other retirement adjustments, net of tax of $571, $(419), and $(332)	(707)		(707)
Issuance of common stock and stock options exercised (in shares)	2,831,000	6,900,000
Issuance of common stock and stock options exercised		80
Share repurchase program (in shares)		(49,600,000)
Share repurchase program		(2,438)
Excess tax benefit from share-based compensation		20
Share-based compensation expense		184
Net gain (loss) on derivative hedging instruments, net of tax of $1, $(1), and $-	4		4
Distributions of Motorola Mobility	(73)
Dividends paid to non-controlling interest on subsidiary common stock		20			(35)
Dividends declared				(272)
Balance at Dec. 31, 2012	3,290	4,940	(3,300)	1,625	25
Balance (in shares) at Dec. 31, 2012		277,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings (loss)	1,105			1,099	6
Net unrealized gain (loss) on securities, net of tax of $1, $1, and $(1)	(4)		(4)
Foreign currency translation adjustment, net of tax of $(7), $(4), and $(8)	(4)		(4)
Amortization of retirement benefit adjustments, net of tax of $40, $99, and $73	70		70
Mid-year remeasurement of retirement benefit adjustments and other amendment, net of tax of $-, $52, and $9	0
Year-end and other retirement adjustments, net of tax of $571, $(419), and $(332)	953		953
Issuance of common stock and stock options exercised (in shares)	2,950,000	6,800,000
Issuance of common stock and stock options exercised		100
Share repurchase program (in shares)		(28,600,000)
Share repurchase program		(1,694)
Excess tax benefit from share-based compensation		25
Share-based compensation expense		153
Net gain (loss) on derivative hedging instruments, net of tax of $1, $(1), and $-	(2)		(2)
Distributions of Motorola Mobility	0
Purchase of noncontrolling interest in subsidiary		(3)			(1)
Dividends declared				(299)
Balance at Dec. 31, 2013	$ 3,689	$ 3,521	$ (2,287)	$ 2,425	$ 30
Balance (in shares) at Dec. 31, 2013		255,500,000